Pay vs Performance Disclosure - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 09, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The table below sets forth the compensation values reported in the Summary Compensation Table for our principal executive officers (“PEOs”), and, on an average basis, our other non-PEO
named executive officers
(“non-PEO
NEOs”), as compared to the “compensation actually paid” (“CAP”), calculated pursuant to applicable SEC rules and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022 and 2021. The table also sets forth our total shareholder return (“TSR”), the TSR of our Incentive Peer Group over the same period, our net income and our financial performance measure for annual incentive cash compensation plan (“AICP”) awards, AICP Adjusted EBITDA.

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(6)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)(6)	Value of Initial Fixed $100 Investment Based On (3) :		Net Income (Loss) ($MM)	AICP Adjusted EBITDA (5) ($MM)
Year					TSR	Peer Group TSR (4)

2025	$14,278,553	$19,225,273	$3,370,961	$4,664,767	$209	$330	$579	$2,317

2024	$12,754,057	4,951,769	$3,067,913	$2,065,369	$81	$173	$177	$1,201

2023	$15,527,818	$18,637,692	$2,983,412	$3,263,012	$123	$188	$1,590	$3,328

	$24,222,167	$1,679,819	—	—	—	—	—	—

2022	$13,801,052	$21,827,612	$4,070,992	$3,306,530	$111	$154	$2,923	$4,750

2021	$11,473,664	$13,119,540	$3,330,663	$4,043,753	$69	$88	$558	$1,023

(1)	The Summary Compensation Table Total for Principal Executive Officer (“PEO”) and Compensation Actually Paid to PEO include the following PEOs for each year shown:

•	2025 and 2024: Timothy Go .

•
2023:
Mr. Go
(top row), who was promoted to the position of Chief Executive Officer and President, effective May 9, 2023, and
Michael C. Jennings
, who transitioned to the position of Executive Vice President, Corporate, from May 9, 2023 until his retirement from the Company on November 9, 2023.

•	2022 and 2021: Mr. Jennings .

(2)	The non-PEO NEOs are as follows:

•	2025: Atanas H. Atanasov, Eric L. Nitcher, Valerie Pompa and Steven C. Ledbetter.

•	2024: Mr. Atanasov, Mr. Nitcher, Ms. Pompa and Mr. Ledbetter.

•	2023: Mr. Atanasov, Vaishali S. Bhatia (former Executive Vice President, General Counsel and Secretary), Ms. Pompa and Mr. Ledbetter.

•	2022: Mr. Atanasov, Mr. Go, Ms. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery (former President, Renewables).

•	2021: Mr. Voliva III, Mr. Go, Mr. Creery and Ms. Bhatia.

(3)	Cumulative TSR is measured as of a base period of December 31, 2020 and determined based on the value of an initial fixed investment of $100.

(4)	The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K each year reflected within this table.

(5)
The Company-selected measure is
AICP Adjusted EBITDA
, which is a performance measure used in the calculation of our annual cash incentive awards. Calculation of AICP Adjusted EBITDA differs from the calculation of EBITDA as reported in our financial statements. See Appendix A for the specific adjustments and the reconciliation of AICP Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, for the periods presented.

The time period for the AICP Adjusted EBITDA disclosed in the table above differs from the actual AICP Adjusted EBITDA used in the calculation of the 2025, 2024, 2023, 2022 and 2021 annual incentive awards because the AICP Adjusted EBITDA disclosed in the table is calculated based on the fiscal year ended December 31, 2025, 2024, 2023, 2022 and 2021 to align with the period of the other compensation and financial measures reported in the table. The AICP Adjusted EBITDA actually used in the calculation of the annual incentive awards our named executive officers received is based on the actual annual incentive award performance period, which commences on October 1 of the previous year and runs through September 30 of the current year. Therefore, the AICP Adjusted EBITDA disclosed in the table is not the actual AICP Adjusted EBITDA that was used in the calculation of the annual incentive awards the named executive officers received for the periods presented. See “—
2025 Executive Compensation Decisions
” for further discussion of the Company’s annual incentive cash compensation program and the 2025 performance period AICP Adjusted EBITDA used in the calculation of the 2025 annual incentive cash awards and see the similar discussions of previous year annual incentive cash compensation programs within the Company’s 2025, 2024, 2023 and 2022 proxy statements with respect to the AICP Adjusted EBITDA values used in the calculation of the 2024, 2023, 2022 and 2021 annual incentive cash awards, respectively.

(6)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value for any year.

Year	Executives		SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid

2025	PEO	(1)	$14,278,553	$(9,977,382)	$8,793,436	$3,591,602	$—	$1,820,415	$(252,775)	$971,423	$19,225,273

2024	PEO	(1)	$12,754,057	$(9,050,519)	$7,018,977	$(5,914,894)	$—	$(593,549)	$—	$737,698	$4,951,769

2023	PEO	(1)	$15,527,818	$(12,336,306)	$13,100,837	$(333,343)	$862,702	$1,302,092	$—	$513,891	$18,637,692

	PEO	(2)	$24,222,167	$(20,838,893)	$8,038,145	$—	$12,204,943	$—	$(22,776,056)	$829,513	$1,679,819

2022	PEO	(2)	$13,801,052	$(9,180,707)	$6,949,710	$4,004,966	$—	$5,648,888	$—	$603,703	$21,827,612

2021	PEO	(2)	$11,473,664	$(7,357,061)	$7,002,781	$1,542,308	$—	$351,859	$—	$105,990	$13,119,540

2025	NEO		$3,370,961	$(1,822,263)	$1,582,686	$611,933	$—	$322,798	$(18,692)	$617,343	$4,664,767

2024	NEO		$3,067,913	$(1,914,285)	$1,505,563	$(646,551)	$56,494	$(97,800)	$—	$94,035	$2,065,369

2023	NEO		$2,983,412	$(1,718,155)	$1,733,218	$(64,966)	$37,440	$206,301	$—	$85,762	$3,263,012

2022	NEO		$4,070,992	$(2,293,733)	$1,192,202	$540,485	$767,495	$347,867	$(1,427,256)	$108,477	$3,306,530

2021	NEO		$3,330,663	$(1,692,456)	$1,616,040	$460,200	$—	$275,735	$—	$53,572	$4,043,753

(1)	Represents PEO compensation for Mr. Go.

(2)	Represents PEO compensation for Mr. Jennings.

Company Selected Measure Name			AICP Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The Summary Compensation Table Total for Principal Executive Officer (“PEO”) and Compensation Actually Paid to PEO include the following PEOs for each year shown:

•	2025 and 2024: Timothy Go .

•
2023:
Mr. Go
(top row), who was promoted to the position of Chief Executive Officer and President, effective May 9, 2023, and
Michael C. Jennings
, who transitioned to the position of Executive Vice President, Corporate, from May 9, 2023 until his retirement from the Company on November 9, 2023.

•	2022 and 2021: Mr. Jennings .

(2)	The non-PEO NEOs are as follows:

•	2025: Atanas H. Atanasov, Eric L. Nitcher, Valerie Pompa and Steven C. Ledbetter.

•	2024: Mr. Atanasov, Mr. Nitcher, Ms. Pompa and Mr. Ledbetter.

•	2023: Mr. Atanasov, Vaishali S. Bhatia (former Executive Vice President, General Counsel and Secretary), Ms. Pompa and Mr. Ledbetter.

•	2022: Mr. Atanasov, Mr. Go, Ms. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery (former President, Renewables).

•	2021: Mr. Voliva III, Mr. Go, Mr. Creery and Ms. Bhatia.

Peer Group Issuers, Footnote			The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K each year reflected within this table.
Adjustment To PEO Compensation, Footnote
(6)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value for any year.

Year	Executives		SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid

2025	PEO	(1)	$14,278,553	$(9,977,382)	$8,793,436	$3,591,602	$—	$1,820,415	$(252,775)	$971,423	$19,225,273

2024	PEO	(1)	$12,754,057	$(9,050,519)	$7,018,977	$(5,914,894)	$—	$(593,549)	$—	$737,698	$4,951,769

2023	PEO	(1)	$15,527,818	$(12,336,306)	$13,100,837	$(333,343)	$862,702	$1,302,092	$—	$513,891	$18,637,692

	PEO	(2)	$24,222,167	$(20,838,893)	$8,038,145	$—	$12,204,943	$—	$(22,776,056)	$829,513	$1,679,819

2022	PEO	(2)	$13,801,052	$(9,180,707)	$6,949,710	$4,004,966	$—	$5,648,888	$—	$603,703	$21,827,612

2021	PEO	(2)	$11,473,664	$(7,357,061)	$7,002,781	$1,542,308	$—	$351,859	$—	$105,990	$13,119,540

2025	NEO		$3,370,961	$(1,822,263)	$1,582,686	$611,933	$—	$322,798	$(18,692)	$617,343	$4,664,767

2024	NEO		$3,067,913	$(1,914,285)	$1,505,563	$(646,551)	$56,494	$(97,800)	$—	$94,035	$2,065,369

2023	NEO		$2,983,412	$(1,718,155)	$1,733,218	$(64,966)	$37,440	$206,301	$—	$85,762	$3,263,012

2022	NEO		$4,070,992	$(2,293,733)	$1,192,202	$540,485	$767,495	$347,867	$(1,427,256)	$108,477	$3,306,530

2021	NEO		$3,330,663	$(1,692,456)	$1,616,040	$460,200	$—	$275,735	$—	$53,572	$4,043,753

(1)	Represents PEO compensation for Mr. Go.

(2)	Represents PEO compensation for Mr. Jennings.

Non-PEO NEO Average Total Compensation Amount			$ 3,370,961	$ 3,067,913	$ 2,983,412	$ 4,070,992	$ 3,330,663
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,664,767	2,065,369	3,263,012	3,306,530	4,043,753
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value for any year.

Year	Executives		SCT Total	Deduct SCT Stock	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Less) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Less) Change in Fair Value of Vested Awards Granted in Prior Years	Less Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT	Compensation Actually Paid

2025	PEO	(1)	$14,278,553	$(9,977,382)	$8,793,436	$3,591,602	$—	$1,820,415	$(252,775)	$971,423	$19,225,273

2024	PEO	(1)	$12,754,057	$(9,050,519)	$7,018,977	$(5,914,894)	$—	$(593,549)	$—	$737,698	$4,951,769

2023	PEO	(1)	$15,527,818	$(12,336,306)	$13,100,837	$(333,343)	$862,702	$1,302,092	$—	$513,891	$18,637,692

	PEO	(2)	$24,222,167	$(20,838,893)	$8,038,145	$—	$12,204,943	$—	$(22,776,056)	$829,513	$1,679,819

2022	PEO	(2)	$13,801,052	$(9,180,707)	$6,949,710	$4,004,966	$—	$5,648,888	$—	$603,703	$21,827,612

2021	PEO	(2)	$11,473,664	$(7,357,061)	$7,002,781	$1,542,308	$—	$351,859	$—	$105,990	$13,119,540

2025	NEO		$3,370,961	$(1,822,263)	$1,582,686	$611,933	$—	$322,798	$(18,692)	$617,343	$4,664,767

2024	NEO		$3,067,913	$(1,914,285)	$1,505,563	$(646,551)	$56,494	$(97,800)	$—	$94,035	$2,065,369

2023	NEO		$2,983,412	$(1,718,155)	$1,733,218	$(64,966)	$37,440	$206,301	$—	$85,762	$3,263,012

2022	NEO		$4,070,992	$(2,293,733)	$1,192,202	$540,485	$767,495	$347,867	$(1,427,256)	$108,477	$3,306,530

2021	NEO		$3,330,663	$(1,692,456)	$1,616,040	$460,200	$—	$275,735	$—	$53,572	$4,043,753

(1)	Represents PEO compensation for Mr. Go.

(2)	Represents PEO compensation for Mr. Jennings.

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Company TSR and Peer Group TSR
The following graph compares the CAP to our PEO(s), the average of the CAP to our non-PEO
NEOs, and the absolute TSR performance of our common stock with the TSR performance of the Incentive Peer Group.

Compensation Actually Paid vs. Net Income			CAP vs. Net Income The following graph compares the CAP to our PEO(s) and the average of the CAP to our non-PEO NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure			CAP vs. AICP Adjusted EBITDA The following graph compares the CAP to our PEO(s) and the average of the CAP to our non-NEOs with AICP Adjusted EBITDA.
Total Shareholder Return Vs Peer Group
CAP vs. Company TSR and Peer Group TSR
The following graph compares the CAP to our PEO(s), the average of the CAP to our non-PEO
NEOs, and the absolute TSR performance of our common stock with the TSR performance of the Incentive Peer Group.

Tabular List, Table
Disclosure of Most Important Performance Measures for Fiscal Year 2025
The table below sets forth the most important financial and
non-financial
performance measures used to link CAP to our NEOs to Company performance. For more detail regarding the financial and non-financial
performance measures, please see the discussion above in “
Compensation and Discussion Analysis
.”

Most Important Performance Measures

TSR

AICP Adjusted EBITDA

Available Free Cash Flow

Return on Capital Employed (ROCE)

Environmental, Social and Governance

Reliability

Total Shareholder Return Amount			$ 209	81	123	111	69
Peer Group Total Shareholder Return Amount			330	173	188	154	88
Net Income (Loss)			$ 579,000,000	$ 177,000,000	$ 1,590,000,000	$ 2,923,000,000	$ 558,000,000
Company Selected Measure Amount			2,317,000,000	1,201,000,000	3,328,000,000	4,750,000,000	1,023,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			TSR
Measure:: 2
Pay vs Performance Disclosure
Name			AICP Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Available Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Capital Employed (ROCE)
Measure:: 5
Pay vs Performance Disclosure
Name			Environmental, Social and Governance
Measure:: 6
Pay vs Performance Disclosure
Name			Reliability
Timothy Go [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,278,553	$ 12,754,057	$ 15,527,818
PEO Actually Paid Compensation Amount			$ 19,225,273	$ 4,951,769	18,637,692
PEO Name		Mr. Go	Timothy Go	Timothy Go
Michael C. Jennings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					24,222,167	$ 13,801,052	$ 11,473,664
PEO Actually Paid Compensation Amount					1,679,819	$ 21,827,612	$ 13,119,540
PEO Name	Michael C. Jennings					Mr. Jennings	Mr. Jennings
PEO | Timothy Go [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (9,977,382)	$ (9,050,519)	(12,336,306)
PEO | Timothy Go [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,793,436	7,018,977	13,100,837
PEO | Timothy Go [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,591,602	(5,914,894)	(333,343)
PEO | Timothy Go [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					862,702
PEO | Timothy Go [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,820,415	(593,549)	1,302,092
PEO | Timothy Go [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(252,775)
PEO | Timothy Go [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			971,423	737,698	513,891
PEO | Michael C. Jennings [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(20,838,893)	$ (9,180,707)	$ (7,357,061)
PEO | Michael C. Jennings [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,038,145	6,949,710	7,002,781
PEO | Michael C. Jennings [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						4,004,966	1,542,308
PEO | Michael C. Jennings [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,204,943
PEO | Michael C. Jennings [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	5,648,888	351,859
PEO | Michael C. Jennings [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(22,776,056)
PEO | Michael C. Jennings [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					829,513	603,703	105,990
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,822,263)	(1,914,285)	(1,718,155)	(2,293,733)	(1,692,456)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,582,686	1,505,563	1,733,218	1,192,202	1,616,040
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			611,933	(646,551)	(64,966)	540,485	460,200
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				56,494	37,440	767,495
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			322,798	(97,800)	206,301	347,867	275,735
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,692)			(1,427,256)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 617,343	$ 94,035	$ 85,762	$ 108,477	$ 53,572